WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 77.9%
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.7%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,200,000	$1,257,000	(a)

Wireless Telecommunication Services - 3.5%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,000,000	1,065,000	(a)(b)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	747,000	852,286	(a)(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	815,000	957,625
Sprint Corp., Senior Notes	7.875%	9/15/23	2,520,000	2,816,100

Total Wireless Telecommunication Services				5,691,011

TOTAL COMMUNICATION SERVICES				6,948,011

CONSUMER DISCRETIONARY - 18.9%
Diversified Consumer Services - 1.3%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,080,000	2,142,400	(a)(b)

Hotels, Restaurants & Leisure - 16.4%
24 Hour Fitness Worldwide Inc., Senior Notes	8.000%	6/1/22	2,500,000	2,503,125	(a)(b)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	3,830,000	4,069,375	(a)(b)
Golden Entertainment Inc., Senior Notes	7.625%	4/15/26	3,290,000	3,388,700	(a)(b)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	910,000	955,500	(a)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes	10.250%	11/15/22	3,000,000	3,202,500	(a)(b)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	3,818,000	4,066,170	(a)(b)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	3,770,000	3,751,150	(a)(b)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	3,000,000	2,977,500	(a)
Twin River Worldwide Holdings Inc., Senior Notes	6.750%	6/1/27	1,900,000	1,985,500	(a)

Total Hotels, Restaurants & Leisure				26,899,520

Household Durables - 1.2%
APX Group Inc., Senior Notes	8.750%	12/1/20	2,006,000	1,915,730	(b)

TOTAL CONSUMER DISCRETIONARY				30,957,650

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 2.6%
Tobacco - 2.6%
Pyxus International Inc., Secured Notes	9.875%	7/15/21	4,960,000		$4,191,200	(b)

ENERGY - 18.5%
Energy Equipment & Services - 2.4%
Pride International LLC, Senior Notes	7.875%	8/15/40	2,750,000		1,870,000	(b)
USA Compression Partners LP/USA Compression Finance Corp., Senior Notes	6.875%	4/1/26	2,000,000		2,090,200

Total Energy Equipment & Services					3,960,200

Oil, Gas & Consumable Fuels - 16.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	1/15/28	1,990,000		1,868,112	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,379,000		2,402,790	(a)(b)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	1,200,000		1,248,000	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	1,500,000		1,438,125	(a)(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	4,088,000		4,098,220
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	2,017,000		2,017,706
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	800,000		791,000	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,900,000		2,132,056
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	3,470,000		3,209,750	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,620,000		1,648,350	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	3,000,000		2,824,500	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	3,800,000	CAD	2,699,273	(a)

Total Oil, Gas & Consumable Fuels					26,377,882

TOTAL ENERGY					30,338,082

FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Werner FinCo LP/Werner FinCo Inc., Senior Notes	8.750%	7/15/25	1,000,000		805,000	(a)

HEALTH CARE - 14.6%
Health Care Equipment & Supplies - 2.3%
Immucor Inc., Senior Notes	11.125%	2/15/22	3,700,000		3,787,875	(a)

Health Care Providers & Services - 10.8%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	4,860,000		4,398,300	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
BioScrip Inc., Second Lien Notes (1 mo. LIBOR (subject to 1.25% floor) + 9.25% Cash or 1 mo. LIBOR (subject to 1.25% floor) + 11.25% PIK, or one-half LIBOR + 4.625% Cash and one-half LIBOR + 5.625% PIK)	11.250%	8/15/20	369,558	$404,666	(c)(d)(e)(f)(g)
BioScrip Inc., Second Lien Notes (1 mo. LIBOR (subject to 1.25% floor) + 9.25% Cash or 1 mo. LIBOR (subject to 1.25% floor) + 11.25% PIK, or one-half LIBOR + 4.625% Cash and one-half LIBOR + 5.625% PIK)	11.250%	6/30/22	3,692,128	4,042,881	(c)(d)(e)(f)(g)
BioScrip Inc., Senior Notes	8.875%	2/15/21	6,000,000	6,108,750	(b)
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	2,000,000	1,949,920	(a)(b)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	690,000	740,025

Total Health Care Providers & Services				17,644,542

Pharmaceuticals - 1.5%
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	1,000,000	1,010,950	(a)(b)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	280,000	288,750	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,010,000	1,135,381	(a)

Total Pharmaceuticals				2,435,081

TOTAL HEALTH CARE				23,867,498

INDUSTRIALS - 11.0%
Commercial Services & Supplies - 3.5%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	2,610,000	2,636,100	(a)(b)
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	3,090,000	3,174,975	(a)

Total Commercial Services & Supplies				5,811,075

Machinery - 0.8%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	460,000	426,650	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	1,320,000	831,600

Total Machinery				1,258,250

Marine - 3.1%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	6,260,000	5,008,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - 1.8%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	3,120,000	$2,995,200	(a)(b)

Trading Companies & Distributors - 1.8%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	980,000	852,600	(a)(b)
Emeco Pty Ltd., Senior Secured Notes	9.250%	3/31/22	1,978,824	2,097,553	(b)

Total Trading Companies & Distributors				2,950,153

TOTAL INDUSTRIALS				18,022,678

INFORMATION TECHNOLOGY - 2.5%
Software - 2.5%
Fair Isaac Corp., Senior Notes	5.250%	5/15/26	3,645,000	3,859,144	(a)(b)
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	3,159,949	213,296	(a)(e)

TOTAL INFORMATION TECHNOLOGY				4,072,440

MATERIALS - 2.6%
Chemicals - 1.1%
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	2,080,000	1,814,800	(a)(b)

Metals & Mining - 0.3%
Murray Energy Corp., Secured Notes (9.000% Cash & 3.000% PIK)	12.000%	4/15/24	2,273,204	414,860	(a)(e)

Paper & Forest Products - 1.2%
Mercer International Inc., Senior Notes	6.500%	2/1/24	1,000,000	1,013,750	(b)
Mercer International Inc., Senior Notes	5.500%	1/15/26	1,000,000	963,750

Total Paper & Forest Products				1,977,500

TOTAL MATERIALS				4,207,160

REAL ESTATE - 2.5%
Real Estate Management & Development - 2.5%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	2,030,000	2,035,116	(a)
Kennedy-Wilson Inc., Senior Notes	5.875%	4/1/24	2,000,000	2,052,040	(b)

TOTAL REAL ESTATE				4,087,156

TOTAL CORPORATE BONDS & NOTES (Cost - $129,628,896)				127,496,875

SENIOR LOANS - 33.4%
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Securus Technologies Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	6.830%	11/1/24	1,965,013	1,802,899	(g)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 8.0%
Commercial Services & Supplies - 1.2%
KC Culinarte Intermediate LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.020%	8/25/25	1,994,925	$1,977,469	(d)(g)(h)(i)

Hotels, Restaurants & Leisure - 3.6%
Affinity Gaming LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.250%)	10.484%	1/31/25	3,990,000	3,840,375	(g)(h)(i)
Station Casinos LLC, Term Loan Facility B	—	6/8/23	1,989,640	1,994,170	(j)

Total Hotels, Restaurants & Leisure				5,834,545

Specialty Retail - 2.1%
Isagenix International LLC, Term Loan (3 mo. USD LIBOR + 5.750%)	8.080%	6/16/25	1,900,000	1,510,500	(g)(h)(i)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	8.298%	6/12/26	1,980,000	1,956,488	(g)(h)(i)

Total Specialty Retail				3,466,988

Textiles, Apparel & Luxury Goods - 1.1%
TOMS Shoes LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	7.760%	10/30/20	2,448,749	1,873,293	(d)(g)(h)(i)

TOTAL CONSUMER DISCRETIONARY				13,152,295

CONSUMER STAPLES - 6.6%
Food Products - 6.6%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	10.110%	10/1/26	2,720,000	2,726,800	(d)(g)(h)(i)
CSM Bakery Solutions LLC, Second Lien Term Loan (3 mo. USD LIBOR + 7.750%)	10.040%	7/5/21	4,000,000	3,723,332	(g)(h)(i)
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.750%)	8.984%	6/30/22	4,420,000	4,386,850	(d)(g)(h)(i)

TOTAL CONSUMER STAPLES				10,836,982

FINANCIALS - 3.9%
Diversified Financial Services - 1.2%
GI Revelation Acquisition LLC, First Lien
Term Loan (1 mo. USD LIBOR + 5.000%)	7.234%	4/16/25	1,989,900	1,974,976	(g)(h)(i)

Insurance - 2.7%
AIS Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.000%)	7.256%	8/15/25	3,277,375	3,064,346	(d)(g)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
AmeriLife Group LLC, First Lien Delayed Draw Term Loan	—	6/12/26	160,877	$161,179	(j)
AmeriLife Group LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.734%	6/12/26	1,149,123	1,151,277	(g)(h)(i)

Total Insurance				4,376,802

TOTAL FINANCIALS				6,351,778

HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 2.4%
Air Methods Corp., Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.830%	4/22/24	996,502	848,273	(g)(h)(i)
WP CityMD Bidco LLC, Refinancing Term Loan (1 mo. USD LIBOR + 3.500%)	5.734%	6/7/24	2,977,273	2,980,994	(g)(h)(i)

Total Health Care Equipment & Supplies				3,829,267

Health Care Providers & Services - 1.6%
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.080%	6/7/23	1,500,000	1,457,946	(g)(h)(i)
Radnet Management Inc., First Lien Term Loan B1	5.830-8.000%	6/30/23	1,202,571	1,200,317	(g)(h)(i)

Total Health Care Providers & Services				2,658,263

Pharmaceuticals - 0.8%
Pearl Intermediate Parent LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 6.250%)	8.484%	2/13/26	1,350,000	1,314,562	(g)(h)(i)

TOTAL HEALTH CARE				7,802,092

INFORMATION TECHNOLOGY - 5.8%
IT Services - 4.6%
Access CIG LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	10.069%	2/13/26	3,470,984	3,473,153	(g)(h)(i)
Datto Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	6.580%	4/2/26	1,970,000	1,992,163	(g)(h)(i)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	6.560%	4/26/24	1,970,000	1,971,641	(g)(h)(i)

Total IT Services				7,436,957

Software - 1.2%
DigiCert Holdings Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.000%)	10.234%	10/31/25	1,970,000	1,973,694	(d)(g)(h)(i)

TOTAL INFORMATION TECHNOLOGY				9,410,651

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 1.6%
Real Estate Management & Development - 1.6%
Coastal Construction Corp., Delayed Draw Term Loan	—	10/10/24	670,000	$652,915	(c)(d)(j)
Coastal Construction Products LLC, Term Loan B (3 mo. USD LIBOR + 5.375%)	7.325%	9/4/24	2,003,793	1,952,696	(c)(d)(g)(h)(i)

TOTAL REAL ESTATE				2,605,611

UTILITIES - 1.6%
Electric Utilities - 1.6%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR +8.000% PIK)	10.269%	2/7/23	2,611,535	2,618,063	(d)(e)(g)(h)(i)(j)

TOTAL SENIOR LOANS (Cost - $56,071,497)				54,580,371

			SHARES
COMMON STOCKS - 3.2%
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Berry Petroleum Corp.			295,454	2,895,449
Montage Resources Corp.			92,531	309,054	*

TOTAL ENERGY				3,204,503

UTILITIES - 1.2%
Electric Utilities - 1.2%
Panda Temple Power LLC			91,433	2,011,526	*

TOTAL COMMON STOCKS (Cost - $12,144,936)				5,216,029

PREFERRED STOCKS - 1.3%
FINANCIALS - 1.3%
Capital Markets - 1.3%
B. Riley Financial Inc. (Cost - $1,997,500)	6.875%		79,900	2,102,169	(b)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.3%
BioScrip Inc. (Cost - $125,484)		6/30/27	1	550,285	*(c)(d)(f)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $199,968,313)				189,945,729

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $2,589,796)	2.261%	2,589,796	$2,589,796

TOTAL INVESTMENTS - 117.7% (Cost - $202,558,109)			192,535,525
Liabilities in Excess of Other Assets - (17.7)%			(29,012,970)

TOTAL NET ASSETS - 100.0%			$163,522,555

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	Restricted security (Note 2).

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of July 31, 2019. The interest rate for fully unfunded term loans is to be determined.

Abbreviations used in this schedule:

CAD	— Canadian Dollar
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

At July 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,713,465	CAD	3,555,941	Barclays Bank PLC	10/17/19	$15,413

Abbreviations used in this table:

CAD	— Canadian Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Income Fund Inc. (the “Fund”) was incorporated in Maryland on June 29, 2011 and is registered as a non-diversified, limited-term closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 2014. The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets (the net assets of the Fund plus the principal amount of any borrowings and any preferred stock that may be outstanding) in securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 30, 2022. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$19,419,951	$4,447,547	$23,867,498
Other Corporate Bonds & Notes	—	103,629,377	—	103,629,377
Senior Loans:
Consumer Discretionary	—	9,301,533	3,850,762	13,152,295
Consumer Staples	—	3,723,332	7,113,650	10,836,982
Financials	—	3,287,432	3,064,346	6,351,778
Information Technology	—	7,436,957	1,973,694	9,410,651
Real Estate	—	—	2,605,611	2,605,611
Utilities	—	—	2,618,063	2,618,063
Other Senior Loans	—	9,604,991	—	9,604,991
Common Stocks:
Energy	$3,204,503	—	—	3,204,503
Utilities	—	2,011,526	—	2,011,526
Preferred Stocks	2,102,169	—	—	2,102,169
Warrants	—	—	550,285	550,285

Total Long-Term Investments	5,306,672	158,415,099	26,223,958	189,945,729

Short-Term Investments†	2,589,796	—	—	2,589,796

Total Investments	$7,896,468	$158,415,099	$26,223,958	$192,535,525

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$15,413	—	$15,413

Total	$7,896,468	$158,430,512	$26,223,958	$192,550,938

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2019		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$0	*	—	$1	—	—
Health Care	4,246,529		$5,586	—	$11,854	$183,578
Senior Loans:
Consumer Discretionary	1,902,735		47,527	173	(70,748)	—
Consumer Staples	4,342,650		2,523	—	41,677	—
Financials	5,211,484		670	117	(147,049)	—
Information Technology	—		—	—	3,694	1,970,000
Real Estate	2,619,936		1,112	18	(13,386)	—
Utilities	—		—	—	—	—
Common Stocks:
Utilities	1,965,810		—	—	45,716	—
Warrants	282,624		—	—	267,661	—

Total	$20,571,768		$57,418	$309	$139,419	$2,153,578

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of July 31, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2019[1]
Corporate Bonds & Notes:
Energy	$(1)	—	—	—	—
Health Care	—	—	—	$4,447,547	$11,854
Senior Loans:
Consumer Discretionary	(6,394)	$1,977,469	—	3,850,762	(70,748)
Consumer Staples	—	2,726,800	—	7,113,650	41,677
Financials	(25,900)	—	$(1,974,976)	3,064,346	(139,283)
Information Technology	—	—	—	1,973,694	3,694
Real Estate	(2,069)	—	—	2,605,611	(13,386)
Utilities	—	2,618,063	—	2,618,063	—

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of July 31, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2019[1]
Common Stocks:
Utilities	—	—	$(2,011,526)	—	—
Warrants	—	—	—	$550,285	$267,661

Total	$(34,364)	$7,322,332	$(3,986,502)	$26,223,958	$101,469

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

*	Amount represents less than $1.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 7/31/19 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Average	Impact to Valuation from an Increase in Input*
Senior Loans	$2,620	Market Approach	Yield to Maturity	2.913%-8.344% range 4.619% average	Decrease
			Transaction Spread	3.239%	Decrease

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Notes to Schedule of Investments (unaudited) (continued)

2. Restricted securities

The following Fund investments are restricted as to resale.

Security	Face Amount/ Warrants	Acquisition Date	Cost	Value at 7/31/2019		Value Per Unit	Percent of Net Assets
		6/17, 6/18,
		7/18, 8/18,
		9/18, 10/18,
		12/18, 1/19,
BioScrip Inc., Second Lien		2/19, 4/19,
Notes, 11.250%, due		5/19, 6/19,
8/15/20	$369,558	7/19	$369,558	$404,666	(a)	$109.50	0.25%
		6/17, 7/18,
		8/18, 9/18,
		10/18, 12/18,
BioScrip Inc., Second Lien		1/19, 2/19,
Notes, 11.250%, due		4/19, 5/19,
6/30/22	$3,692,128	6/19, 7/19	3,609,305	4,042,881	(a)	109.50	2.47
BioScrip Inc., Warrants	1	6/17	125,484	550,285	(a)	550,285.00	0.34

			$4,104,347	$4,997,832			3.06%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.